Condensed Balance Sheets (Brooklyn ImmunoTherapeutics, LLC) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Prepaid expenses and other current assets	$ 146,000	$ 526,000	$ 517,000
Total current assets	2,793,000	6,070,000	6,785,000
Restricted cash		50,000	50,000
Property and equipment, net	689,000	2,822,000	4,667,000
Goodwill		696,000	667,000
Total assets	5,054,000	14,125,000	14,864,000
Current Liabilities:
Accounts payable	275,000	835,000	271,000
Current portion of lease liability	5,000	409,000
Total current liabilities	2,930,000	6,095,000	4,024,000
Lease liability, non-current		2,891,000
Total liabilities	4,559,000	9,034,000	7,947,000
Members' Equity:
Common units	15,000	14,000	14,000
Accumulated Deficit	(136,187,000)	(131,457,000)	(129,394,000)
Total Members' Equity	495,000	5,091,000	6,917,000
Total liabilities and shareholders' equity	5,054,000	14,125,000	14,864,000
Brooklyn Immunotherapeutics, LLC [Member]
Current Assets:
Cash	3,055,012	5,014,819	6,325,431
Subscriptions receivable	225,000		850,000
Prepaid expenses and other current assets	155,908	86,668	19,998
Total current assets	3,435,920	5,101,487	7,195,429
Restricted cash		86,000	86,000
Property and equipment, net	607,032	653,763	68,099
Goodwill	2,043,747	2,043,747	2,043,747
In process research and development	6,860,000	6,860,000	6,860,000
Security deposits and other assets	448,535	363,621	379,331
Total assets	13,395,234	15,108,618	16,632,606
Current Liabilities:
Accounts payable	1,177,739	1,735,610	2,647,532
Accrued expenses	685,787	1,520,841	1,696,793
Investor deposits		665,563	638,575
Loans payable	410,000	410,000	410,000
Current portion of lease liability	7,473	4,026
Total current liabilities	2,280,999	4,336,040	5,392,900
Lease liability, non-current	93,228	99,030
PPP loan	309,905
Other liabilities	948,287	930,445	870,000
Total liabilities	3,632,419	5,365,515	6,262,900
Commitments and Contingencies
Members' Equity:
Common units	175,139	106,937	15,248
Accumulated Deficit	(16,014,329)	(10,941,526)	(2,004,472)
Total Members' Equity	9,762,815	9,743,103	10,369,706
Total liabilities and shareholders' equity	13,395,234	15,108,618	16,632,606
Brooklyn Immunotherapeutics, LLC [Member] | Class A Membership Units [Member]
Members' Equity:
Membership units	23,202,005	18,177,692	9,958,930
Brooklyn Immunotherapeutics, LLC [Member] | Class B Membership Units [Member]
Members' Equity:
Membership units	1,400,000	1,400,000	1,400,000
Brooklyn Immunotherapeutics, LLC [Member] | Class B Membership Units [Member]
Members' Equity:
Membership units	$ 1,000,000	$ 1,000,000	$ 1,000,000